Accounts Receivable, Net (Details) - Schedule of movement of allowance for doubtful accounts - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Movement Of Allowance For Doubtful Accounts Abstract
Balance, opening	$ 775,330	$ 740,370
Provisions (Recovery)	(35,370)	17,318
Foreign exchange (gain) loss	(35,496)	17,642
Balance, ending	$ 704,464	$ 775,330